Subsequent Event - Additional Information (Detail) - Great State Bank	1 Months Ended
	Mar. 01, 2018	Dec. 31, 2017 USD ($)
Termination fee payable on termination of merger agreement		$ 575,000
Subsequent Event
Exchange ratio	1.21